Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation [Abstract]
Changes In Liability For Asset Retirement Obligations

(in millions)	2015	2014
Beginning Balance	$23.2	$26.3
Accretion expense	1.2	1.5
Additions	4.1	2.2
Settlements	—	(6.6)
Change in estimated cash flows	(2.8)	(0.2)
Ending Balance	$25.7	$23.2